Goodwill And Other Intangible Assets [Text Block]	12 Months Ended
Mar. 31, 2013
Goodwill And Other Intangible Assets [Text Block]
6.	GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The table below presents the movement in the carrying amount of goodwill by business segment during the fiscal years ended March 31, 2012 and 2013:

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Global Markets	Total
				Other than UNBC	UNBC	Total
	(in millions)
Balance at March 31, 2011:
Goodwill	¥840,055	¥885,234	¥22,527	¥152,203	¥201,629	¥353,832	¥2,300	¥2,103,948
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	(1,740,556)

	—	—	7,792	151,671	201,629	353,300	2,300	363,392
Foreign currency translation adjustments and other	—	—	—	—	(9,109)	(9,109)	—	(9,109)

Balance at March 31, 2012:
Goodwill	840,055	885,234	22,527	152,203	192,520	344,723	2,300	2,094,839
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	(1,740,556)

	—	—	7,792	151,671	192,520	344,191	2,300	354,283
Goodwill acquired during the fiscal year(2)	—	—	—	—	39,683	39,683	—	39,683
Foreign currency translation adjustments and other	—	—	—	—	23,990	23,990	—	23,990

Balance at March 31, 2013:
Goodwill	840,055	885,234	22,527	152,203	256,193	408,396	2,300	2,158,512
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	(1,740,556)

	¥—	¥—	¥7,792	¥151,671	¥256,193	¥407,864	¥2,300	¥417,956

Notes:

(1)	See Note 27 for the business segment information of the MUFG Group.
(2)	See Note 2 for the goodwill acquired in connection with acquisitions.

There were no impairment losses recognized for the fiscal years ended March 31, 2011, 2012 and 2013.

Other Intangible Assets

The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of intangible assets at March 31, 2012 and 2013:

	2012			2013
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥1,486,013	¥959,829	¥526,184	¥1,640,297	¥1,105,783	¥534,514
Core deposit intangibles	629,933	418,315	211,618	638,863	456,339	182,524
Customer relationships	231,209	125,260	105,949	233,360	136,603	96,757
Trade names	51,249	12,261	38,988	52,562	14,430	38,132
Other	4,263	2,805	1,458	4,899	2,744	2,155

Total	¥2,402,667	¥1,518,470	884,197	¥2,569,981	¥1,715,899	854,082

Intangible assets not subject to amortization:
Indefinite-lived trade names			3,037			3,037
Other			9,249			9,034

Total			12,286			12,071

Total			¥896,483			¥866,153

Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2012 amounted to ¥163,961 million, which primarily consisted of ¥163,060 million of software. The weighted average amortization period for these assets is 5 years. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2012 amounted to ¥545 million.

Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2013 amounted to ¥171,650 million, which primarily consisted of ¥163,748 million of software. The weighted average amortization period for these assets is 5 years. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2013 amounted to ¥50 million.

For the fiscal years ended March 31, 2011, 2012 and 2013, the MUFG Group recognized ¥26,566 million, ¥30,986 million and ¥3,378 million, respectively, of impairment losses for intangible assets whose carrying amounts exceeded their fair value. In computing the amount of impairment losses, fair value was determined primarily based on the present value of expected future cash flows, the estimated value based on appraisals, or market prices.

The impairment loss for the fiscal year ended March 31, 2011 included a loss of ¥19,267 million relating to customer relationships under the Integrated Trust Assets Business Group and a loss of ¥6,226 million relating to the contractual rights of a business alliance reported under the Integrated Retail Banking Business Group. These intangible assets were not subject to amortization. The intangible assets were valued based on discounted expected future cash flows. Estimated future cash flows of the above customer relationships were revised downwards due to the global financial environment where low interest rates were expected to continue, and the appreciation of Japanese yen against major currencies and its adverse impact to the growth prospect of trust assets. The estimated future cash flows of the above contractual rights were revised downwards due to the severe environment of the credit card business. Accordingly, the MUFG Group reevaluated the intangible assets and recognized impairment losses.

The impairment loss for the fiscal year ended March 31, 2012 included a loss of ¥8,334 million relating to the contractual rights of a business alliance reported under the Integrated Retail Banking Business Group, which were not subject to amortization, and a loss of ¥18,554 million relating to the customer relationships from fund contracts under the Integrated Trust Assets Business Group, which were reclassified from intangible assets not subject to amortization to those subject to amortization at September 30, 2011. The intangible assets were valued based on discounted expected future cash flows. The MUFG Group reflected the business environment of the credit card business, which has recently experienced further deterioration, in the future cash flows projection for the contractual rights above. Also, the estimated future cash flows of the customer relationships above from fund contracts were revised downward due to the recent global financial market instability and its adverse impact on the expected growth prospects of trust assets. Accordingly, the MUFG Group reevaluated the intangible assets and recognized impairment losses. In relation to the estimate of useful lives of the customer relationships, see Note 1 “Change in Accounting Estimates” section for the details.

Also, for the fiscal year ended March 31, 2011, the MUFG Group recognized a loss of ¥16,370 million in Other non-interest expenses in the accompanying consolidated statements of income from the disposal of software for internal use due to a suspension of the system integration project by one of MUFG’s subsidiaries.

The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

(in millions)
Fiscal year ending March 31:
2014	¥199,844
2015	163,694
2016	135,027
2017	107,274
2018	74,153